Net Changes in Liabilities for Quality Assurances (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Product Liability Contingency [Line Items]
Liabilities for quality assurances at beginning of year	¥ 1,003,023	¥ 839,834	¥ 764,369
Payments made during year	(383,572)	(344,279)	(348,214)
Provision for quality assurances	524,442	491,542	436,891
Changes relating to pre-existing quality assurances	(7,248)	(8,383)	(7,827)
Other	17,376	24,309	(5,385)
Liabilities for quality assurances at end of year	¥ 1,154,021	¥ 1,003,023	¥ 839,834